GENERAL	6 Months Ended
Jun. 30, 2023
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the “Company”) is a clinical-stage therapeutic discovery and development company utilizing its broadly applicable predictive computational discovery capabilities to identify novel drug targets and new biological pathways to develop therapeutics in the field of cancer immunotherapy. Compugen’s innovative immuno-oncology pipeline consists of three clinical stage programs, targeting immune checkpoints Compugen discovered computationally by COM701, COM902 and rilvegostomig. The Company’s lead product candidates, COM701, a potential first-in-class anti-PVRIG antibody, and COM902, a potential best-in-class therapeutic anti-TIGIT antibody are in Phase 1 clinical trials in patients with MSS CRC and platinum resistant ovarian cancer. Rilvegostomig, a novel anti PD-1/TIGIT bispecific antibody with a TIGIT specific component that is derived from Compugen’s COM902 antibody, is being developed by AstraZeneca pursuant to an exclusive license agreement between Compugen and AstraZeneca and is in a Phase 2 clinical trial in patients with advanced or metastatic non-small cell lung and locally advanced or metastatic gastric cancer. In addition, the Company’s therapeutic pipeline of early-stage immuno-oncology programs consists of programs aiming to address various mechanisms of immune resistance. The most advanced preclinical program, COM503, is in IND enabling studies. COM503 is a potential first-in-class, high affinity antibody which blocks the interaction between IL-18 binding protein and IL-18, thereby freeing natural IL-18 to inhibit cancer growth in the tumor microenvironment.

b.	The Company is headquartered in Holon, Israel. Its clinical development activities operate from its U.S. subsidiary in San Francisco, California.

c.
The Company has incurred losses in the amount of $18,615 during the six months ended June 30, 2023, has an accumulated deficit of $ 474,388 as of June 30, 2023, and has an accumulated negative cash flow from operating activities in the amount of $ 18,617 for the six months ended June 30, 2023. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at the current level of yearly expenditures at least twelve months from the reporting date.

d.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement (“Bayer Agreement”) with Bayer Pharma AG (“Bayer”) for the research, development, and commercialization of antibody-based therapeutics against two novel Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $10,000, and additional aggregate milestone payments of approximately $23,000.

On November 29, 2022, Bayer notified the Company that it had resolved to terminate, effective as of February 27, 2023, the Bayer Agreement.

e.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited, the global biologics research and development arm of AstraZeneca (“AstraZeneca”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license and is solely responsible for all research, development and commercial activities under the agreement. Compugen received a $10,000 upfront payment and $15,500 milestone payment out of up to $200,000 that the Company is eligible to receive in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

f.
On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Master Clinical Agreement”) with Bristol Myers Squibb Company (“Bristol Myers Squibb”) to evaluate the safety and tolerability of Compugen’s COM701 in combination with Bristol Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors.

Pursuant to the Master Clinical Agreement, as amended from time to time, Compugen sponsored the trials, which included the evaluation of the combination of COM701 and Opdivo® ± Bristol Myers Squibb investigational anti-TIGIT, BMS-986207. Bristol Myers Squibb and Compugen each supplies its own compound(s) for the studies.

In conjunction with the signing of the Master Clinical Agreement, Bristol Myers Squibb made a $12,000 investment in Compugen, see Note 6a.

Among several amendments to the Master Clinical Agreement, on November 10, 2021, the agreement was further amended and in conjunction with the signing of the amendment to the Agreement, Bristol Myers Squibb made a $20,000 investment in Compugen, see Note 6a.

On August 3, 2022, the Company and Bristol Myers Squibb entered into a letter agreement pursuant to which the Master Clinical Agreement, as amended from time to time, was terminated as of such date.